Basis of Presentation and Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Basis Of Presentation And Significant Accounting Policies Details Narrative
Advertising and promotion expenses	$ 40,874	$ 150,821	$ 159,411	$ 25,507